UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-9105



                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

NEW WORLD FUND(SM)
INVESTMENT PORTFOLIO

July 31, 2005
                                                                      unaudited

                                                                                                                     Market value
Common stocks -- 74.71%                                                                                   Shares            (000)


FINANCIALS -- 14.09%
Grupo Financiero Banorte, SA de CV                                                                     8,788,000        $  74,599
Housing Development Finance Corp. Ltd.(1)                                                              3,357,818           71,549
ICICI Bank Ltd.(1)                                                                                     4,628,900           56,934
ICICI Bank Ltd. (ADR)                                                                                     47,125            1,245
National Savings and Commercial Bank Ltd.(1)                                                           1,421,000           53,519
Itausa - Investimentos Itau SA, preferred nominative                                                  18,226,642           39,400
Erste Bank der oesterreichischen Sparkassen AG(1)                                                        716,800           36,492
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                     565,000           20,786
Unibanco-Uniao de Bancos Brasileiros SA, units                                                         1,000,000            7,331
Banco Itau Holding Financeira SA, preferred nominative                                                   145,500           27,491
HSBC Holdings PLC(1)                                                                                   1,677,017           27,257
Malayan Banking Bhd.(1)                                                                                8,911,800           27,068
Banco Santander Central Hispano, SA(1)                                                                 2,032,028           25,207
Banco Bilbao Vizcaya Argentaria, SA(1)                                                                 1,400,000           23,640
PT Bank Mandiri (Persero) Tbk(1)                                                                     130,938,500           21,499
Bank Polska Kasa Opieki SA(1)                                                                            324,000           14,657
Bank Zachodni WBK SA(1)                                                                                  426,744           14,610
HDFC Bank Ltd.(1)                                                                                        836,800           13,490
PT Bank Rakyat Indonesia(1)                                                                           41,221,800           13,447
Siam City Bank PCL, nonvoting depositary receipt(1)                                                   23,590,000           13,266
SM Prime Holdings, Inc.(1)                                                                            98,000,000           12,923
Yapi ve Kredi Bank(1,3)                                                                                2,771,400           12,120
Bank Hapoalim Ltd.(1)                                                                                  2,728,000            9,162
Bank of the Philippine Islands(1)                                                                      9,710,460            8,739
Daegu Bank, Ltd.(1)                                                                                      725,000            7,237
American International Group, Inc.                                                                       120,000            7,224
Citigroup Inc.                                                                                           150,000            6,525
Kookmin Bank(1)                                                                                          121,000            6,416
                                                                                                                          653,833

TELECOMMUNICATION SERVICES -- 12.18%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                           157,158,500           89,244
Philippine Long Distance Telephone Co.(1)                                                              2,111,370           61,180
Telefonica, SA(1)                                                                                      3,278,314           55,135
Maxis Communications Bhd.(1)                                                                          18,804,300           50,112
Partner Communications Co. Ltd.(1,3)                                                                   3,481,800           29,053
Partner Communications Co. Ltd. (ADR)(3)                                                               1,735,000           14,296
America Movil SA de CV, Series L (ADR)                                                                 1,702,800           37,904
Tele Norte Leste Participacoes SA, preferred nominative                                                2,043,905           31,964
Bharti Tele-Ventures Ltd.(1,3)                                                                         4,280,000           27,910
TIM Participacoes SA, preferred nominative (ADR)                                                       1,448,228           23,490
Advanced Info Service PCL(1)                                                                           9,641,500           23,303
Telekom Austria AG(1)                                                                                    970,000           19,598
Portugal Telecom, SGPS, SA(1)                                                                          1,976,300           18,855
Celular CRT SA, Class A, preferred nominative                                                            660,150           13,192
Celular CRT SA, ordinary nominative(1,3)                                                                  19,118              312
Celular CRT SA, ordinary nominative                                                                        4,996               82
KT Corp. (ADR)                                                                                           579,680           12,834
KT Corp.(1)                                                                                                6,160              262
China Unicom Ltd.(1)                                                                                  13,991,300           12,448
China Mobile (Hong Kong) Ltd.(1)                                                                       2,919,800           11,630
Tele Centro Oeste Celular Participacoes SA, preferred nominative (ADR)                                   985,000            9,752
Magyar Tavkozlesi Rt. (ADR)                                                                              325,000            7,248
Telenor ASA(1)                                                                                           590,000            5,079
Telefonos de Mexico, SA de CV, Class L (ADR)                                                             200,000            3,854
GLOBE TELECOM, Inc.(1)                                                                                   223,993            3,353
PT Indosat Tbk (ADR)                                                                                     111,500            3,290
                                                                                                                          565,380

CONSUMER STAPLES -- 8.64%
Fomento Economico Mexicano, SA de CV (ADR)                                                             1,182,000           76,830
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                       1,005,000           31,266
Cia. de Bebidas das Americas - AmBev, ordinary nominative (ADR)                                          197,000            4,886
Pyaterochka Holding NV (GDR)(1,2,3)                                                                    2,167,800           34,770
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                             478,000           21,414
Wal-Mart de Mexico, SA de CV, Series V                                                                 2,163,900            9,703
Tesco PLC(1)                                                                                           4,310,000           24,648
Avon Products, Inc.                                                                                      721,000           23,584
Nestle SA(1)                                                                                              82,700           22,678
PepsiCo, Inc.                                                                                            371,000           20,231
Nestle India Ltd.(1)                                                                                   1,001,300           17,848
Hindustan Lever Ltd.(1)                                                                                3,815,323           14,641
Oriflame Cosmetics SA (SDR)(1)                                                                           575,200           13,561
Anheuser-Busch Companies, Inc.                                                                           295,000           13,083
Groupe Danone(1)                                                                                         128,800           12,739
Coca-Cola Co.                                                                                            281,700           12,327
Migros Turk TAS(1)                                                                                     1,300,956           10,317
Unilever NV(1)                                                                                           119,500            8,010
Unilever PLC(1)                                                                                          799,034            7,727
Coca-Cola FEMSA, SA de CV, Series L                                                                    2,065,000            5,889
Coca-Cola HBC SA(1)                                                                                      200,000            5,656
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                       1,450,000            5,254
Heineken NV(1)                                                                                           125,000            3,977
                                                                                                                          401,039

MATERIALS -- 8.19%
Cia. Vale do Rio Doce, preferred nominative, Class A                                                   1,192,000           33,433
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                         123,000            4,005
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                             2,835,000           34,162
INI Steel Co.(1)                                                                                       1,975,000           33,570
Hindalco Industries Ltd.(1)                                                                            1,139,883           33,115
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                 888,000           33,043
AngloGold Ashanti Ltd.(1)                                                                                849,785           29,289
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                        582,365           27,464
Associated Cement Companies Ltd.(1)                                                                    2,500,000           24,769
Siam Cement PCL(1)                                                                                     4,120,000           24,111
Ivanhoe Mines Ltd.(3)                                                                                  2,660,000           19,666
Phelps Dodge Corp.                                                                                       137,000           14,584
Siam City Cement PCL(1)                                                                                1,874,600           12,581
Hanil Cement Co., Ltd.                                                                                   181,500           12,134
Asian Paints (India) Ltd.(1)                                                                           1,063,255           11,152
BHP Billiton PLC(1)                                                                                      682,288            9,663
Holcim Ltd.(1)                                                                                           120,142            7,427
Hyosung Corp.(1)                                                                                         498,768            6,325
Formosa Plastics Corp.(1)                                                                              3,519,828            5,474
Harmony Gold Mining Co. Ltd.(1)                                                                          475,000            3,961
                                                                                                                          379,928

UTILITIES -- 6.09%
CPFL Energia SA (ADR)                                                                                  2,395,000           64,473
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                      1,349,200,000           43,783
Reliance Energy Ltd.                                                                                   2,611,000           36,524
National Thermal Power Corp. Ltd.(1)                                                                  15,934,700           34,381
GAIL (India) Ltd.                                                                                      4,480,000           23,329
Perusahaan Gas Negara (Persero) Tbk.(1)                                                               55,260,000           18,172
Electricity Generating PCL, nonvoting depositary receipt(1)                                            8,410,000           15,917
Cheung Kong Infrastructure Holdings Ltd.(1)                                                            4,600,000           14,344
AES Corp.(3)                                                                                             700,000           11,235
Tenaga Nasional Bhd.(1)                                                                                3,550,000           10,504
Gas Natural SDG, SA(1)                                                                                   336,000           10,002
                                                                                                                          282,664

ENERGY-- 5.44%
MOL Magyar Olaj- es Gazipari Rt., Class A(1)                                                             795,000           79,709
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                            599,000           31,489
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                           281,892           12,888
Oil & Natural Gas Corp. Ltd.(1)                                                                        1,019,533           22,043
FMC Technologies, Inc.(3)                                                                                571,700           20,724
Nexen Inc.                                                                                               480,455           17,812
Banpu PCL(1)                                                                                           4,486,400           15,912
Banpu PCL, nonvoting depositary receipt(1)                                                               417,600            1,481
Harvest Natural Resources, Inc.(3)                                                                     1,434,000           13,092
Noble Energy, Inc.                                                                                       150,000           12,377
China Shenhua Energy Co. Ltd.(3)                                                                      11,450,000           12,153
Reliance Industries Ltd.(1)                                                                              421,000            6,817
China Oilfield Services Ltd., Class H(1)                                                              11,298,700            4,277
Novatek (GDR)(2,3)                                                                                        93,300            1,931
                                                                                                                          252,705

CONSUMER DISCRETIONARY -- 5.06%
Toyota Motor Corp.(1)                                                                                    828,700           31,250
Maruti Udyog Ltd.(1,3)                                                                                 2,767,000           30,767
Honda Motor Co., Ltd.(1)                                                                                 464,500           23,809
Grupo Televisa, SA, ordinary participation certificates (ADR)                                            310,000           20,451
Yue Yuen Industrial (Holdings) Ltd.(1)                                                                 4,924,000           15,512
BEC World PCL(1)                                                                                      45,200,000           14,220
Li & Fung Ltd.(1)                                                                                      5,895,000           12,433
Laureate Education, Inc.(3)                                                                              265,000           12,005
Makita Corp.(1)                                                                                          570,000           11,999
LG Electronics Inc.(1)                                                                                   178,630           11,581
Cheng Shin Rubber (Xiamen) Ind., Ltd.(1,3)                                                             9,864,760           11,021
Kuoni Reisen Holding AG, Class B(1,3)                                                                     26,150           10,009
Koninklijke Philips Electronics NV(1)                                                                    290,000            7,855
Astro All Asia Networks PLC(1,3)                                                                       4,788,500            7,338
Cheil Industries Inc.(1)                                                                                 400,000            7,301
Nien Hsing Textile Co., Ltd.(1)                                                                        8,600,000            7,070
Antena 3 Television, SA(1)                                                                                 5,344              105
                                                                                                                          234,726

INDUSTRIALS -- 4.93%
Daelim Industrial Co., Ltd.(1)                                                                         1,003,260           61,560
Jet Airways (India) Ltd.(1,3)                                                                          1,339,234           39,525
Bharat Heavy Electricals Ltd.(1)                                                                       1,350,000           31,291
Hyundai Development Co.(1)                                                                               887,000           24,285
Metso Oyj(1)                                                                                             770,000           18,527
International Container Terminal Services, Inc.(1,3)                                                  88,828,000           12,666
Sandvik AB(1)                                                                                            300,000           11,982
AGCO Corp.(3)                                                                                            575,000           11,897
Asahi Glass Co., Ltd.(1)                                                                                 950,000            9,182
Hi-P International Ltd.(1)                                                                             4,664,000            4,368
3M Co.                                                                                                    47,000            3,525
                                                                                                                          228,808

INFORMATION TECHNOLOGY -- 4.60%
Kingboard Chemical Holdings Ltd.(1)                                                                   19,749,400           56,293
NHN Corp.(1,3)                                                                                           297,482           36,715
Mediatek Incorporation(1)                                                                              3,197,797           33,685
Hon Hai Precision Industry Co., Ltd.(1)                                                                4,508,836           25,307
Samsung Electronics Co., Ltd.(1)                                                                          40,500           22,261
Venture Corp. Ltd.(1)                                                                                  1,331,800           12,761
QUALCOMM Inc.(3)                                                                                         150,000            5,924
SINA Corp.(3)                                                                                            210,000            5,840
NetEase.com, Inc. (ADR)(3)                                                                                80,000            4,706
Sohu.com Inc.(3)                                                                                         180,000            3,272
Optimax Technology Corp.(1)                                                                            1,499,714            3,011
Samsung SDI Co., Ltd.(1)                                                                                  21,800            2,165
KEC Corp.(1)                                                                                             750,000            1,350
                                                                                                                          213,290

HEALTH CARE -- 1.76%
Novo Nordisk A/S, Class B(1)                                                                             411,300           21,268
Ranbaxy Laboratories Ltd.(1)                                                                           1,520,000           16,423
Gedeon Richter Ltd.(1)                                                                                    79,500           12,599
AstraZeneca PLC(1)                                                                                       172,700            7,812
Dr. Reddy's Laboratories Ltd.(1)                                                                         400,000            7,705
Teva Pharmaceutical Industries Ltd. (ADR)                                                                240,000            7,536
PLIVA d.d. (GDR)(1)                                                                                      388,300            4,853
Apollo Hospitals Enterprise Ltd. (GDR)(2)                                                                253,800            2,157
Lumenis Ltd.(3)                                                                                          820,000            1,337
                                                                                                                           81,690

MISCELLANEOUS -- 3.73%
Other common stocks in initial period of acquisition                                                                      173,079


Total common stocks (cost: $2,474,771,000)                                                                              3,467,142


                                                                                                                     Market value
Warrants -- 0.02%                                                                                         Shares            (000)


INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(3)                                             1,869,940        $     842


Total warrants (cost: $0)                                                                                                     842



                                                                                                Principal amount
Bonds & notes -- 11.96%                                                                                    (000)


GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 11.34%
United Mexican States Government Global 8.625% 2008                                                     $  5,471            6,018
United Mexican States Government Global 4.27% 2009(4)                                                     18,750           19,055
United Mexican States Government Global 10.375% 2009                                                       4,500            5,303
United Mexican States Government Global 9.875% 2010                                                       21,625           25,896
United Mexican States Government Global 6.375% 2013                                                       10,000           10,595
United Mexican States Government, Series MI10, 8.00% 2013                                              MXP79,115            6,896
United Mexican States Government, Series MI10, 9.50% 2014                                                 39,500            3,763
United Mexican States Government Global 11.375% 2016                                                     $12,120           17,786
United Mexican States Government, Series M20, 8.00% 2023                                               MXP98,885            8,070
Russian Federation 8.25% 2010                                                                            $49,400           53,806
Russian Federation 8.25% 2010(2)                                                                           5,648            6,151
Russian Federation 5.00% 2030(2,4)                                                                        30,813           34,279
Russian Federation 5.00% 2030(4)                                                                           3,000            3,337
Brazilian Treasury Bill 0% 2006                                                                             R$40           14,909
Brazilian Treasury Bill 0% 2007                                                                                5            1,752
Brazil (Federal Republic of) Global 4.313% 2009(4)                                                      $  3,219            3,198
Brazil (Federal Republic of) Global 14.50% 2009                                                            4,625            5,978
Brazil (Federal Republic of) Global 9.25% 2010                                                            12,600           13,936
Brazil (Federal Republic of) Global 8.00% 2018                                                             7,045            7,204
Brazil (Federal Republic of) Global 10.125% 2027                                                          12,000           13,710
Brazil (Federal Republic of) Global 11.00% 2040                                                           22,025           25,929
Argentina (Republic of) 3.01% 2012(4)                                                                     11,925           10,828
Argentina (Republic of) 6.501% 2033(5,6)                                                              ARS110,035           40,660
Argentina (Republic of) 0.63% 2038(6)                                                                     59,660            8,804
Panama (Republic of) Global 8.25% 2008                                                                   $26,050           28,394
Panama (Republic of) Global 9.625% 2011                                                                      485              583
Panama (Republic of) Global 9.375% 2012                                                                      447              544
Panama (Republic of) Global 7.25% 2015                                                                     1,750            1,907
Panama (Republic of) Global 10.75% 2020                                                                    2,255            3,078
Panama (Republic of) Global 9.375% 2023                                                                    8,161           10,201
Panama (Republic of) Global 8.875% 2027                                                                      100              121
Panama (Republic of) Global 9.375% 2029                                                                    6,535            8,224
Peru (Republic of) 9.125% 2012                                                                            23,100           27,362
Peru (Republic of) 8.375% 2016                                                                            14,250           16,174
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(4)                                                5,886            5,739
Colombia (Republic of) Global 10.00% 2012                                                                 15,475           17,843
Colombia (Republic of) Global 10.75% 2013                                                                  7,640            9,157
Columbia (Republic of) Global 8.25% 2014                                                                   3,100            3,271
Turkey (Republic of) Treasury Bill 0% 2005                                                              TRY5,000            3,748
Turkey (Republic of) 20.00% 2007                                                                           6,355            5,121
Turkey (Republic of) 15.00% 2010                                                                           5,700            4,320
Turkey (Republic of) 11.875% 2030                                                                         $8,900           12,694
Philippines (Republic of) 8.875% 2008                                                                      4,740            5,131
Philippines (Republic of) 8.375% 2009                                                                      8,335            8,814
Philippines (Republic of) Global 10.625% 2025                                                              4,250            4,733
Venezuela (Republic of) 9.25% 2027                                                                         1,500            1,566
                                                                                                                          526,588

UTILITIES -- 0.17%
Enersis SA 7.375% 2014                                                                                     4,550            4,850
AES Gener SA 7.50% 2014                                                                                    3,000            3,085
                                                                                                                            7,935

INFORMATION TECHNOLOGY -- 0.14%
Amkor Technology, Inc. 10.50% 2009                                                                         5,545            5,018
Amkor Technology, Inc. 7.125% 2011                                                                         1,725            1,514
                                                                                                                            6,532

ENERGY -- 0.11%
Pemex Project Funding Master Trust 8.00% 2011                                                              2,300            2,600
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,7)                                                        2,250            2,149
                                                                                                                            4,749

INDUSTRIALS -- 0.07%
TFM, SA de CV 9.375% 2012(2)                                                                               3,200            3,440


MATERIALS -- 0.07%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                           3,000            3,345


TELECOMMUNICATION SERVICES -- 0.06%
Cellco Finance NV 12.75% 2005                                                                              2,725            2,725


Total bonds & notes (cost: $495,982,000)                                                                                  555,314



Short-term securities -- 13.48%


Variable Funding Capital Corp. 3.12%-3.34% due 8/1-8/26/2005(2)                                           64,300           64,214
HSBC USA Inc. 3.15%-3.21% due 8/5-8/12/2005                                                               44,630           44,603
IXIS Commercial Paper Corp. 3.33%-3.40% due 8/30-9/16/2005(2)                                             40,800           40,656
Sheffield Receivables Corp. 3.33% due 8/15/2005(2)                                                        20,000           19,972
Barclays U.S. Funding Corp. 3.48% due 9/26/2005                                                           19,000           18,897
Amsterdam Funding Corp. 3.35%-3.45% due 8/26-9/8/2005(2)                                                  36,200           36,076
Old Line Funding, LLC 3.40% due 9/7-9/9/2005(2)                                                           33,500           33,376
BNP Paribas Finance Inc. 3.34% due 8/23/2005                                                              31,000           30,934
KfW International Finance Inc. 3.10%-3.22% due 8/1-8/3/2005(2)                                            30,700           30,695
Toyota Motor Credit Corp. 3.33% due 8/24/2005                                                             30,000           29,933
Spintab AB (Swedmortgage) 3.37% due 9/7/2005                                                              28,600           28,498
Total Capital SA 3.24% due 8/4/2005(2)                                                                    25,700           25,691
HBOS Treasury Services PLC 3.21% due 8/11/2005                                                            25,000           24,977
Federal Home Loan Bank 3.315% due 9/14/2005                                                               25,000           24,891
Danske Corp., Series A, 3.15%-3.32% due 8/11-8/31/2005                                                    23,000           22,965
Dexia Delaware LLC 3.25% due 8/8/2005                                                                     21,100           21,085
Mont Blanc Capital Corp. 3.34% due 8/25/2005(2)                                                           13,000           12,970
ING (U.S.) Funding LLC 3.16% due 8/8/2005                                                                  8,000            7,994
Stadshypotek Delaware Inc. 3.40% due 9/13/2005(2)                                                         19,500           19,419
Nestle Capital Corp. 3.10% due 8/2/2005(2)                                                                17,600           17,597
BMW U.S. Capital Corp. 3.47% due 10/12/2005(2)                                                            16,500           16,383
International Bank for Reconstruction and Development 3.31% due 9/27/2005                                 14,000           13,922
Allied Irish Banks N.A. Inc. 3.31% due 8/22/2005(2)                                                       13,200           13,173
American Honda Finance Corp. 3.13% due 8/3/2005                                                           12,000           11,997
CBA (Delaware) Finance Inc. 3.41% due 9/30/2005                                                            9,800            9,743
CAFCO, LLC 3.32% due 8/29/2005(2)                                                                          4,900            4,887


Total short-term securities (cost: $625,548,000)                                                                          625,548

Total investment securities (cost: $3,596,301,000)                                                                      4,648,846
Other assets less liabilities                                                                                             (7,745)

Net assets                                                                                                             $4,641,101

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At July 31, 2005, 125 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $2,283,713,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $419,987,000 which represented 9.05% of the net assets of the fund.
(3) Security did not produce income during the last 12 months.
(4) Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts




Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                    $1,087,262
Gross unrealized depreciation on investment securities                                                       (64,312)
Net unrealized appreciation on investment securities                                                       1,022,950
Cost of investment securities for federal income tax purposes                                              3,625,896




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: September 28, 2005



By /s/ R. Marcia Gould
----------------------------------
R. Marcia Gould, Treasurer and PFO

Date: September 28, 2005